Convertible Debentures (Details)								1 Months Ended									12 Months Ended
	Jan. 13, 2022 USD ($)	Dec. 23, 2021 USD ($)	Nov. 03, 2021 USD ($) $ / shares shares	Oct. 29, 2021 USD ($)	Oct. 28, 2021 USD ($)	Jan. 06, 2021 USD ($)	Jun. 28, 2020 USD ($)	Nov. 30, 2020 USD ($) $ / shares	Sep. 29, 2020 USD ($) $ / shares	Jun. 24, 2020 USD ($)	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 22, 2020 shares	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 22, 2019 USD ($)	Dec. 28, 2017 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jun. 28, 2020 CAD ($)	Jun. 24, 2020 CAD ($)	Jun. 23, 2020 CAD ($) $ / shares shares	Jan. 01, 2020	Dec. 23, 2019 $ / shares	Dec. 22, 2019 CAD ($)	Apr. 01, 2019
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures																$ 4,600
Unsecured convertible debentures per unit (in Dollars per share) | $ / shares																$ 1,000
Convertible common shares (in Shares) | shares												1,149				11.5
Convertible common shares per share (in Dollars per share) | $ / shares																$ 87.00
Interest rate percentage																10.50%			1.25%				12.00%			7.00%
Convertible debenture paid amount																$ 56,550
Debenture shoulders rolled percentage															10.50%
Present value															$ 2,287,452
Maturity value															2,423,656										$ 315,500
Face value							$ 186,359			$ 57,692					$ 2,549,155					$ 250,000	$ 75,000				3,319,000
Convertibles debentures percentage															12.00%
Finance expense income																	$ 136,204
Remaining portion percentage																	10.50%
Repaid their face value															$ 1,108,000										1,445,000
Rolled over value															186,359										250,000
Repayment value															$ 921,641										$ 1,195,000
Share issued unsecured (in Shares) | shares													7,866,000	7,866,000
Unsecure convertible debentures													12.00%
Price per unit | (per share)													$ 0.77	$ 1.00
Convertible common shares (in Shares) | shares													0.0153	0.0153
Convertible price per share (in Dollars per share) | $ / shares																								$ 65.25
Discounted liability													$ 4,049,349	$ 4,049,349
Contributed surplus amount allocated													445,053
Transaction costs													$ 1,547,500	$ 1,547,500			$ 1,254,542		$ 1,414,616
Interest rate of percentage													12.00%
Interest amount																	$ 746,145		715,763
Convertible debenture							10.50%			12.00%							12.00%
Conversion note										$ 40,980											$ 54,975
Conversion amount										$ 16,712
Senior unsecure share (in Shares) | shares											1,330											1,330
Senior unsecure Percentage											10.00%											10.00%
Issue price amount											$ 745											$ 1,000
Convertible debenture percentage											10.00%
Gross proceeds											$ 991,427											$ 1,330,000
Common share per share | (per share)											$ 34.11											$ 43.50
Principal amount per share | (per share)											0.784											1.00
Exercise price | (per share)											$ 34.11											$ 43.50
Exercise price							$ 10										$ 12,050,589		31,092,488
Borrowings																	$ 27,000		65,000
Issue of convertible instruments			$ 7,200,000
Class of Warrant or Right,issued During the period | shares			2,142,857														2,142,857
Proceeds from exercise of warrants			$ 6,000,000	$ 380,202	$ 1,027,500												$ 3,017,743	$ 5,529,858
Exercise Price of Warrants or Rights | $ / shares			$ 4.00														$ 4.00
Warrants or Rights Outstanding Term			5 years														5 years
Notes and debentures issued																	$ 1,421,911		$ 6,160,769
Par value per share | $ / shares								$ 5.99	$ 4.73								$ 8.14
Proceeds from issuing shares								$ 1,018,300	$ 1,260,000								$ 10,000,000
Major ordinary share transactions [member] | Secondary offering [Member]
Disclosure of detailed information about borrowings [line items]
Exercise Price of Warrants or Rights | $ / shares																	$ 4.00
Debt instrument .Conversion Price | $ / shares																	10.00
Par value per share | $ / shares																	$ 2.30
Proceeds from issue of ordinary shares	$ 4,000,000																$ 10,000,000
Percentage of gross proceeds to the Lender																	20.00%
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			November 2, 2023
Repayment of Debt			$ 400,000
Percentage of volume-weighted average prices during the twenty trading days prior to the issuance of the common shares			90.00%
Redemption of price per share | $ / shares			$ 2.00
Debt instrument .Conversion Amount			$ 7,200,000
Debt instrument .Conversion Price | $ / shares			$ 10.00
Debt instrument .Maturity Date			November 2, 2023
Percentage of the holder has the option to convert up the Redemption Price and the Conversion Price			25.00%
Debt instrument,Legal fees																	$ 1,145,538
Notes and debentures issued																	1,421,911
Convertible Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument .Fair value			$ 4,395,881
Notes and debentures issued			2,946,066
Debt instrument .Carrying Amount			6,000,000														$ 6,000,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Class of Warrant or Right,issued During the period | shares																	2,176,686
Warrants and Rights Outstanding ,Risk Free rate																	0.67%
Warrants and Rights Outstanding ,share price | $ / shares																	$ 3.70
Warrants and Rights Outstanding ,Dividend Yield																	0.00%
Warrants and Rights Outstanding ,Expected Volatility																	37.00%
Bottom of range [member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Class of Warrant or Right,issued During the period | shares																	4,573,411
Repayment of Debt			$ 7,000,000
Warrants and Rights Outstanding ,Risk Free rate																	0.47%
Warrants and Rights Outstanding ,share price | $ / shares																	$ 3.70
Warrants and Rights Outstanding ,Dividend Yield																	0.00%
Warrants and Rights Outstanding ,Expected Volatility																	45.00%
Bottom of range [member] | Convertible Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Warrants and Rights Outstanding ,Risk Free rate																	0.67%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Class of Warrant or Right,issued During the period | shares																	2,946,066
Warrants and Rights Outstanding ,Risk Free rate																	0.47%
Warrants and Rights Outstanding ,share price | $ / shares																	$ 3.93
Warrants and Rights Outstanding ,Dividend Yield																	0.00%
Warrants and Rights Outstanding ,Expected Volatility																	39.00%
Top of range [member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Class of Warrant or Right,issued During the period | shares																	4,395,881
Warrants and Rights Outstanding ,Risk Free rate																	(1.18%)
Warrants and Rights Outstanding ,share price | $ / shares																	$ 3.93
Warrants and Rights Outstanding ,Dividend Yield																	0.00%
Warrants and Rights Outstanding ,Expected Volatility																	46.00%
Top of range [member] | Convertible Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Warrants and Rights Outstanding ,Risk Free rate																	(1.27%)
Tweleve Percentage Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture paid amount		$ 6,162,201
Borrowings																	$ 12
Borrowings, maturity																	December 23, 2021
Senior unsecured convertible debenture [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture						10.00%
Senior unsecured convertible debenture [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 181,316
Senior unsecured convertible debenture [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 964,601